Senior Subordinated Secured Notes and Secured Indebtedness (Principal Amounts of Senior Notes Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Senior Notes	$ 283,483
7 5/8% Senior Notes Due December 15, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes	66,704	[1]	66,704	[1]
10 3/4% Senior Notes Due April 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	138,912	[1]	138,619	[1]
7 1/2% Senior Notes Due February 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 77,867	[1]	$ 77,867	[1]

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.